July 29, 2011

Supplement

SUPPLEMENT DATED JULY 29, 2011 TO THE PROSPECTUSES OF

Active Assets California Tax-Free Trust, dated October 29, 2010
Active Assets Government Securities Trust, dated October 29, 2010
Active Assets Institutional Government Securities Trust, dated October 29, 2010
Active Assets Institutional Money Trust, dated October 29, 2010
Active Assets Money Trust, dated October 29, 2010
Active Assets Tax-Free Trust, dated October 29, 2010
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2011
Morgan Stanley European Equity Fund Inc., dated February 28, 2011
Morgan Stanley Flexible Income Trust, dated February 28, 2011
Morgan Stanley Focus Growth Fund, dated April 29, 2011
Morgan Stanley Global Infrastructure Fund, dated April 29, 2011
Morgan Stanley Global Strategist Fund, dated November 30, 2010
Morgan Stanley International Fund, dated February 28, 2011
Morgan Stanley International Value Equity Fund, dated December 31, 2010
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2010
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2010
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2011
Morgan Stanley Mortgage Securities Trust, dated February 28, 2011
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2011
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2011
Morgan Stanley Real Estate Fund, dated March 31, 2011
Morgan Stanley Special Growth Fund, dated June 30, 2011
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2011
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2011
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2011
(collectively, the "Funds")

Effective July 31, 2011, the Board of Directors/Trustees of each Fund has approved (i) changing the investment adviser of each Fund from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor of each Fund from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Funds through their existing advisory and distribution relationships.

As a result, effective July 31, 2011, all references in each Fund's Prospectus to Morgan Stanley Investment Advisors Inc., as investment adviser, and to Morgan Stanley Distributors Inc., as distributor, are hereby deleted and replaced with Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc., respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT 7/11

July 29, 2011

Supplement

SUPPLEMENT DATED JULY 29, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 29, 2010
Active Assets Government Securities Trust, dated October 29, 2010
Active Assets Institutional Government Securities Trust, dated October 29, 2010
Active Assets Institutional Money Trust, dated October 29, 2010
Active Assets Money Trust, dated October 29, 2010
Active Assets Tax-Free Trust, dated October 29, 2010
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2011
Morgan Stanley European Equity Fund Inc., dated February 28, 2011
Morgan Stanley Flexible Income Trust, dated February 28, 2011
Morgan Stanley Focus Growth Fund, dated April 29, 2011
Morgan Stanley Global Infrastructure Fund, dated April 29, 2011
Morgan Stanley Global Strategist Fund, dated November 30, 2010
Morgan Stanley International Fund, dated February 28, 2011
Morgan Stanley International Value Equity Fund, dated December 31, 2010
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2010
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2010
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2011
Morgan Stanley Mortgage Securities Trust, dated February 28, 2011
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2011
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2011
Morgan Stanley Real Estate Fund, dated March 31, 2011
Morgan Stanley Special Growth Fund, dated June 30, 2011
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2011
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2011
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2011
(collectively, the "Funds")

Effective July 31, 2011, the Board of Directors/Trustees of each Fund has approved (i) changing the investment adviser of each Fund from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor of each Fund from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Funds through their existing advisory and distribution relationships.

As a result, effective July 31, 2011, all references in each Fund's Statement of Additional Information to Morgan Stanley Investment Advisors Inc., as investment adviser, and to Morgan Stanley Distributors Inc., as distributor, are hereby deleted and replaced with Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc., respectively.

***

All references in each Fund's Statement of Additional Information to Morgan Stanley & Co. Incorporated are hereby deleted and replaced with Morgan Stanley & Co. LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.